Shareholder Report, Holdings (Details)	Dec. 31, 2025
INVESTOR CLASS | Hand R Block [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
INVESTOR CLASS | Garrett Motion [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.89%
INVESTOR CLASS | M P L X [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%
INVESTOR CLASS | Edgewell Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
INVESTOR CLASS | N C R Atleos [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.63%
INVESTOR CLASS | United Natural Foods [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%
INVESTOR CLASS | Spectrum Brand Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%
INVESTOR CLASS | Celsius Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.43%
INVESTOR CLASS | Hershey [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
INVESTOR CLASS | Nintendo [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.04%
INVESTOR CLASS | Comm Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%
INVESTOR CLASS | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.74%
INVESTOR CLASS | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.74%
INVESTOR CLASS | Enegry [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.71%
INVESTOR CLASS | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
INVESTOR CLASS | Real Estate Investment Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.51%
INVESTOR CLASS | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.92%
INVESTOR CLASS | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.68%
CLASS C | Hand R Block [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
CLASS C | Garrett Motion [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.89%
CLASS C | M P L X [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%
CLASS C | Edgewell Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
CLASS C | N C R Atleos [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.63%
CLASS C | United Natural Foods [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%
CLASS C | Celsius Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.43%
CLASS C | Hershey [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
CLASS C | Nintendo [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.04%
CLASS C | Spectrum Brands Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%
CLASS C | Comm Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%
CLASS C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.74%
CLASS C | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.74%
CLASS C | Enegry [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.71%
CLASS C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
CLASS C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.92%
CLASS C | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.68%
CLASS C | Real Estate Invesment Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.51%
INSTITUTIONAL CLASS | Hand R Block [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
INSTITUTIONAL CLASS | Garrett Motion [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.89%
INSTITUTIONAL CLASS | M P L X [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%
INSTITUTIONAL CLASS | Edgewell Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
INSTITUTIONAL CLASS | United Natural Foods [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%
INSTITUTIONAL CLASS | Celsius Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.43%
INSTITUTIONAL CLASS | Hershey [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
INSTITUTIONAL CLASS | Nintendo [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.04%
INSTITUTIONAL CLASS | Spectrum Brands Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%
INSTITUTIONAL CLASS | N C R Atleso Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.63%
INSTITUTIONAL CLASS | Comm Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%
INSTITUTIONAL CLASS | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.74%
INSTITUTIONAL CLASS | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.74%
INSTITUTIONAL CLASS | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
INSTITUTIONAL CLASS | Real Estate Investment Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.51%
INSTITUTIONAL CLASS | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.92%
INSTITUTIONAL CLASS | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.68%
INSTITUTIONAL CLASS | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.71%
Class A Shares | Goldman Sachs Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Class A Shares | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.46%
Class A Shares | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%
Class A Shares | Seabridge [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.35%
Class A Shares | Crown Castle International [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
Class A Shares | Bio Marin Pharmaceutical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.12%
Class A Shares | Kimberly Clark [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%
Class A Shares | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
Class A Shares | U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
Class A Shares | Tree House Foods [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
Class A Shares | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%
Class A Shares | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.78%
Class A Shares | Enegry [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Class A Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.56%
Class A Shares | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
Class A Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
Class A Shares | Assets Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
Class A Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.38%
Class A Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class A Shares | Contiengent Value Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Class A Shares | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
Class A Shares | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
Class A Shares | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
Class A Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.03%
Class A Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
Class A Shares | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Class A Shares | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.14%
Class A Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%
Class A Shares | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
Class A Shares | Real Estate Investent Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%
Class A Shares | Real Estae [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.14%
Class A Shares | Structured Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Class A Shares | U S Treasury Note Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.65%
Class A Shares | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Institutional Class Shares | Goldman Sachs Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Institutional Class Shares | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.46%
Institutional Class Shares | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%
Institutional Class Shares | Crown Castle International [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
Institutional Class Shares | Kimberly Clark [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%
Institutional Class Shares | Tree House Foods [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
Institutional Class Shares | Sea Bridge Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.35%
Institutional Class Shares | Bio Marin Pharam [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.12%
Institutional Class Shares | Phillips 66 Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
Institutional Class Shares | U S Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
Institutional Class Shares | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.78%
Institutional Class Shares | Enegry [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Institutional Class Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.56%
Institutional Class Shares | Real Estate Investment Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%
Institutional Class Shares | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
Institutional Class Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
Institutional Class Shares | Assets Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
Institutional Class Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.38%
Institutional Class Shares | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
Institutional Class Shares | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
Institutional Class Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.03%
Institutional Class Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
Institutional Class Shares | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Institutional Class Shares | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.14%
Institutional Class Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%
Institutional Class Shares | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
Institutional Class Shares | Structured Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Institutional Class Shares | U S Treasury Note Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.65%
Institutional Class Shares | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Institutional Class Shares | Communications Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Institutional Class Shares | Consumer Cyclial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%
Institutional Class Shares | Contingent Value Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Institutional Class Shares | Covertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
Institutional Class Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.14%